UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it
is signed hereby represent that all information contained herein is true, correct
and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

	____________________		San Francisco, CA		September 17, 2001
	Joseph E. Sweeney

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:		144,400




List of Other Included Managers:

NONE

<Page

NAME OF ISSUER			TITLE OF	CUSIP		VALUE	    SHARES	  SH/    PUT/	INV.	OTHER	VOTING AUTH
					CLASS				X1000			 PRN	   CALL	DISC	MGR	SOLE    SHR   NONE

Adelphia Communications      Common      005313200       5740  140,000    SH      N/A     Sole         5,740,000
Applied Materials Inc.       Common      038222105       3928   80,000    SH      N/A     Sole         3,928,000
Applied Micro Circuits       Common      03822W109       1720  100,000    SH      N/A     Sole         1,720,000
Chubb Corp.                  Common      171232101       2323   30,000    SH      N/A     Sole         2,322,900
Citrix Systems Inc.          Common      177376100       2792   80,000    SH      N/A     Sole         2,792,000
Computer Horizons            Common      205908106        561  180,400    SH      N/A     Sole           561,044
Compuware Corp               Common      205638109       6995  500,000    SH      N/A     Sole         6,995,000
CSX Corp.                    Common      126408103       7973  220,000    SH      N/A     Sole         7,972,800
Eastman Chemical             Common      277432100       3810   80,000    SH      N/A     Sole         3,810,400
Goto.com Inc.                Common      38348T107       3696  190,000    SH      N/A     Sole         3,695,500
Greenpoint Financial         Common      395384100       4608  120,000    SH      N/A     Sole         4,608,000
GT GP Telecom                Common      362359408        590  100,000    SH      N/A     Sole           590,232
Home Depot                   Common      437076102      11172  240,000    SH      N/A     Sole        11,172,000
JDS Uniphase Corp.           Common      46612J101       1875  150,000    SH      N/A     Sole         1,875,000
K Mart Corp.                 Common      482584109       8029  700,000    SH      N/A     Sole         8,029,000
Keynote Systems              Common      493308100        219   20,000    SH      N/A     Sole           219,000
Lowe's Cos Inc.              Common      548661107       7255  100,000    SH      N/A     Sole         7,255,000
Macromedia Corp.             Common      556100105       1253   69,635    SH      N/A     Sole         1,253,430
Martek Biosciences           Common      572901106        316   11,100    SH      N/A     Sole           316,350
Multimedia Games             Common      625453105       2709  122,015    SH      N/A     Sole         2,708,733
Nike Inc.                    Common      654106103       4199  100,000    SH      N/A     Sole         4,199,000
Odyssey Re Hldgs             Common      67612W108       2530  140,000    SH      N/A     Sole         2,529,800
Perkinelmer Inc              Common      714046109       1109   40,300    SH      N/A     Sole         1,109,459
Philip Morris                Common      718154107      12688  250,000    SH      N/A     Sole        12,687,500
Rite Aid Corp.               Common      767754104      112501,250,000    SH      N/A     Sole        11,250,000
Ryder System                 Common      783549108       1207   61,600    SH      N/A     Sole         1,207,360
Sovereign Bancorp            Common      845905108       1745  134,200    SH      N/A     Sole         1,744,600
Taiwan Semiconductors        Common      874039100       3038  200,000    SH      N/A     Sole         3,038,000
Talbots Inc                  Common      874161102       2406   55,000    SH      N/A     Sole         2,406,250
Tyco International           Common      902124106      10902  200,000    SH      N/A     Sole        10,902,000
US Bancorp                   Common      902973304       2735  120,000    SH      N/A     Sole         2,734,800
Verso Technologies           Common      925317109        255  300,000    SH      N/A     Sole           255,000
Wal-Mart                     Common      931142103       6832  140,000    SH      N/A     Sole         6,832,000
Will Comms Grp               Common      969455104       59402,000,000    SH      N/A     Sole         5,940,000


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